FOREIGN EXCHANGE (GAIN) LOSS - Summary of Foreign Exchange (Gain) Loss (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / $		Dec. 31, 2017 CAD ($) $ / $
Effects Of Changes In Foreign Exchange Rates [Abstract]
Currency exchange rate (Cdn$1 U.S.$) at beginning of year | $ / $	0.80		0.74
Currency exchange rate (Cdn$1 U.S.$) at year end | $ / $	0.73		0.80
Disclosure Of Foreign Currency Gains (Losses) [Line Items]
Net unrealized foreign exchange (gain) loss	$ 14.9	[1]	$ (51.4)
Net realized foreign exchange (gain) loss	(0.8)	[1]	38.4
Foreign exchange risk management contracts
Disclosure Of Foreign Currency Gains (Losses) [Line Items]
Net unrealized foreign exchange (gain) loss	(24.9)		14.2
Foreign denominated debt
Disclosure Of Foreign Currency Gains (Losses) [Line Items]
Net unrealized foreign exchange (gain) loss	$ 39.8		$ (65.6)

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjJmY2RlZjAzOGRkOTRlOWE5NjlkYTc5MWVjNWQ3ZWRhfFRleHRTZWxlY3Rpb246RTdGNjdEMTk4QzhCMzA5MTVCODczRkVEMTY1NDc4ODkM}